Interest and Other Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Nonoperating Income (Expense) [Abstract]
Interest expense	$ 37.9	$ 36.0	$ 35.9
Interest income	(3.6)	(2.5)	(4.4)
Foreign exchange loss (gain)	2.8	(4.7)	(2.2)
Miscellaneous expense (income), net	12.4	(0.6)	9.0
Interest and other expenses	$ 49.5	$ 28.2	$ 38.3